SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - United States Delivery Service Company [Member]	May 02, 2022 USD ($)
Subsequent Events [Abstract]
Purchase price expected to be payable	$ 1,400,000
Percentage of consideration payable in cash	60.00%
Percentage of consideration payable through issuance of common stock	40.00%
Percentage interest acquired	100.00%